Financial instruments (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Financial liabilities		$ 2,399,244		$ 9,162,827
Amortized cost
Disclosure of financial assets [line items]
Financial liabilities	$ 2,399,244		$ 9,162,827
Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 626,749,290		$ 631,491,775